Fair Value Measurements - Summary of Debt Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due in one year or less	$ 18,222	$ 26,945
Due after one year through five years	6,530	17,684
Debt securities, amortized cost	24,752	$ 44,629
Fair Value
Due in one year or less	18,072		$ 26,961
Due after one year through five years	6,445		17,663
Debt securities, fair value	$ 24,517		$ 44,624